Premises and Equipment - Major Classes of Premises and Equipment and the Total Accumulated Depreciation (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Total fixed assets	$ 29,438	$ 27,173
Less accumulated depreciation	12,376	12,373
Net fixed assets	17,062	14,800
Land [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets	3,192	3,215
Building and Improvements [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets	15,783	15,150
ROU Assets [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets	1,945
Furniture, Fixtures and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets	$ 8,518	$ 8,808